As filed with the Securities and Exchange Commission on August 15, 1997

                                                     Registration Nos. 33-36528;
                                                                        811-6161
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]


    Pre-Effective Amendment No. ___                      [_]


    Post-Effective Amendment No. 26                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                              [X]


    Amendment No.  28                                    [X]


                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)
                                (714) 760-4867
             (Registrant's telephone number, including area code)

Name and address
of agent for service:        Copies to:
---------------------        ----------
Stephen J. Treadway          Newton B. Schott, Jr.,    Joseph B. Kittredge, Esq.
c/o PIMCO Advisors L.P.      Esq.                      Ropes & Gray
2187 Atlantic Street         c/o PIMCO Advisors L.P.   One International Place
Stamford, Connecticut        2187 Atlantic Street      Boston, Massachusetts
06902                        Stamford, Connecticut     02110
                             06902

It is proposed that this filing will become effective (check appropriate box):


[ ]         immediately upon filing pursuant to paragraph (b)


[ ]         on [date] pursuant to paragraph (b)


[ ]         60 days after filing pursuant to paragraph (a)(1)


[ ]         on [date] pursuant to paragraph (a)(1)


[X]         75 days after filing pursuant to paragraph (a)(2)


[_]         on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice with respect to the Registrant's fiscal year ended June 30, 1996 on August 28, 1996.

Pursuant to Agreements and Plans of Reorganization dated November 1, 1996 approved by shareholders of certain series of PIMCO Advisors Funds ("PAF") (File Nos. 2-87203 and 811-3881), the Registrant will be permitted to use any redemption credits pursuant to Rules 24e-2 and 24f-2 of the International Fund, Equity Income Fund, Growth Fund, Target Fund, Opportunity Fund, Innovation Fund, Tax Exempt Fund, and Precious Metals Fund of PAF, in connection with the acquisition of these series by the Registrant's PIMCO International Fund, PIMCO Renaissance Fund, PIMCO Growth Fund, PIMCO Target Fund, PIMCO Opportunity Fund, PIMCO Innovation Fund, PIMCO Tax Exempt Fund, and PIMCO Precious Metals Fund, respectively, in reliance on Rule 24f-2(b)(3)(ii) under the Investment Company Act of 1940.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                              CROSS-REFERENCE SHEET

              Required by Rule 404 Under the Securities Act of 1933


     Prospectus for the Class A, Class B, and/or Class C Shares of PIMCO Equity Income Fund, PIMCO Value Fund, PIMCO Small Cap Value Fund, PIMCO Capital Appreciation Fund, PIMCO Mid Cap Growth Fund, PIMCO Small Cap Growth Fund, PIMCO Micro Cap Growth Fund, PIMCO Renaissance Fund, PIMCO Growth Fund, PIMCO Target Fund, PIMCO Opportunity Fund, PIMCO Innovation Fund, PIMCO Tax Exempt Fund, PIMCO Enhanced Equity Fund, PIMCO Emerging Markets Fund, PIMCO International Developed Fund, PIMCO International Fund, PIMCO Balanced Fund, PIMCO Structured Emerging Markets Fund, PIMCO Tax-Managed Structured Emerging Markets Fund, PIMCO Columbus Circle International Fund, and PIMCO Precious Metals Fund

                                                Part A
                                                ------

      Item                           Heading
      ----                           -------
1.    Cover Page                     Cover Page

2.    Synopsis                       Prospectus Summary; Schedule of
                                     Fees

3     Condensed Financial            Financial Highlights; Performance
      Information                    Information

4.    General Description of         Investment Objectives and Policies;
      Registrant                     Characteristics and Risks of Securities
                                     and Investment Techniques; Description
                                     of the Trust

5.    Management of the Fund         Management of the Trust; Back Cover

5A.   Management's Discussion of     Not Applicable
      Fund Performance

6.    Capital Stock and Other        Description of the Trust; Distributions;
      Securities                     Taxes; Back Cover

7.    Purchase of Securities Being   How to Buy Shares; General; How Net
      Offered                        Asset Value is Determined; Alternative
                                     Purchase Arrangements; Distributor and
                                     Distribution and Servicing Plans

8.    Redemption or Repurchase       How to Redeem

9.    Pending Legal Proceedings      Not Applicable

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                              CROSS-REFERENCE SHEET

              Required by Rule 404 Under the Securities Act of 1933


     Prospectus for the Institutional Class and Administrative Class Shares of PIMCO Equity Income Fund, PIMCO Value Fund, PIMCO Small Cap Value Fund, PIMCO Capital Appreciation Fund, PIMCO Mid Cap Growth Fund, PIMCO Small Cap Growth Fund, PIMCO Micro Cap Growth Fund, PIMCO Renaissance Fund, PIMCO Core Equity Fund, PIMCO Mid Cap Equity Fund, PIMCO Opportunity Fund, PIMCO Innovation Fund, PIMCO Tax Exempt Fund, PIMCO Enhanced Equity Fund, PIMCO Structured Emerging Markets Fund, PIMCO Tax-Managed Structured Emerging Markets Fund, PIMCO Emerging Markets Fund, PIMCO International Developed Fund, PIMCO International Fund, PIMCO Columbus Circle International Fund, PIMCO Balanced Fund, and PIMCO Precious Metals Fund

                                                Part A
                                                ------

      Item                           Heading
      ----                           -------
1.    Cover Page                     Cover Page

2.    Synopsis                       Prospectus Summary; Expense
                                     Information

3     Condensed Financial            Financial Highlights
      Information

4.    General Description of         Investment Objectives and Policies;
      Registrant                     Investment Restrictions; Characteristics
                                     and Risks of Securities and Investment
                                     Techniques

5.    Management of the Fund         Management of the Trust; Portfolio
                                     Transactions

5A.   Management's Discussion        Not Applicable
      of Fund Performance

6.    Capital Stock and Other        Other Information; Portfolio
      Securities                     Transactions; Dividends, Distributions
                                     and Taxes

7.    Purchase of Securities         Management of the Trust; Purchase of
      Being Offered                  Shares; Net Asset Value

8.    Redemption or Repurchase       Redemption of Shares

9.    Pending Legal Proceedings      Not Applicable

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                              CROSS-REFERENCE SHEET

              Required by Rule 404 Under the Securities Act of 1933


     Statement of Additional Information for the PIMCO Equity Income Fund, PIMCO Value Fund, PIMCO Small Cap Value Fund, PIMCO Capital Appreciation Fund, PIMCO Mid Cap Growth Fund, PIMCO Small Cap Growth Fund, PIMCO Micro Cap Growth Fund, PIMCO Renaissance Fund, PIMCO Growth Fund, PIMCO Core Equity Fund, PIMCO Target Fund, PIMCO Mid Cap Equity Fund, PIMCO Opportunity Fund, PIMCO Innovation Fund, PIMCO Tax Exempt Fund, PIMCO Enhanced Equity Fund, PIMCO Structured Emerging Markets Fund, PIMCO Tax-Managed Structured Emerging Markets Fund, PIMCO Emerging Markets Fund, PIMCO International Developed Fund, PIMCO International Fund, PIMCO Columbus Circle International Fund, PIMCO Balanced Fund, and PIMCO Precious Metals Fund

                                                Part B
                                                ------

      Item                           Heading
      ----                           -------
10.   Cover Page                     Cover Page

11.   Table of Contents              Table of Contents

12    General Information and        Cover Page
      History

13.   Investment Objective and       Investment Objectives and Policies;
      Policies                       Investment Restrictions

14.   Management of the Fund         Management of the Trust

15.   Control Persons and            Other Information
      Principal Holders of
      Securities

16.   Investment Advisory and        Management of the Trust; Distribution
      Other Services                 of Trust Shares

17.   Brokerage Allocation and       Portfolio Transactions and Brokerage
      Other Practices

18.   Capital Stock and Other        Other Information
      Securities

19.   Purchase, Redemption and       Distribution of Trust Shares; Net Asset
      Pricing of Securities Being    Value
      Offered

20.   Tax Status                     Taxation

21.   Underwriters                   Distribution of Trust Shares


22.   Calculation of Performance     Other Information
      Data

23.   Financial Statements           To be included via post-effective
                                     amendment under Rule 485(b) prior to
                                     the effective date of this amendment

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated _________, 1997
                                     to the
                        Prospectus for Class A, Class B
                     and Class C Shares Dated March 5, 1997

                             Disclosure relating to
                    PIMCO Columbus Circle International Fund

--------------------------------------------------------------------------------
Note: This document supplements the PIMCO Funds: Multi-Manager Series (the
----
"Trust") Prospectus for Class A, Class B and Class C Shares dated March 5, 1997 (the "Prospectus").

--------------------------------------------------------------------------------

1.   Date of the Prospectus.

     The date of the Prospectus is hereby amended to ________ __, 1997. The Trust's Statement of Additional Information dated January 14, 1997 filed electronically with the Securities and Exchange Commission via EDGAR on January 21, 1997 (under the Trust's former name, "PIMCO Funds: Equity Advisors Series")
- Registration Nos. 33-36528 and 811-6161, Accession Number: 0000927016-97-
000102 - is incorporated herein by reference.

2.   New Series.

     The Trust intends to offer Class A, Class B and Class C Shares of a new series, PIMCO Columbus Circle International Fund (the "Columbus Circle International Fund" or the "Fund").

3.   Schedule of Fees.

                       Columbus Circle International Fund
                       ----------------------------------

Shareholder Transaction Expenses:
---------------------------------
                                                      Class A  Class B  Class C
                                                      Shares   Shares   Shares
                                                      ------   ------   ------
Maximum initial sales charge imposed on purchases     5.50%    None     None
   (as a percentage of offering price at time of
    purchase)

Maximum initial sales charge imposed on reinvested    None     None     None
   dividends (as a percentage of offering price at
   time of purchase)

Maximum contingent deferred sales charge ("CDSC")     1%/(1)/  5%/(2)/  1%/(3)/
   (as a percentage of original purchase price)

Exchange Fee                                          None     None     None


-----------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase. See "Alternative Purchase Arrangements" in the Prospectus.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Alternative Purchase Arrangements -- Deferred Sales Charge Alternative -- Class B Shares" in the Prospectus.
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (as a percentage of average daily net assets):
------------------------------


                         Advisory   Administrative     Service/                 Total Fund
                         Fees       Fees /(1)/         12b-1 Fees /(2)/         Operating Expenses
                         ----       ----------         ----------------         ------------------
 Class A Shares                                        0.25%

 Class B Shares                                        1.00%

 Class C Shares                                        1.00%

___________________________
1. The Administrative Fees for the Fund are subject to reduction to the extent that the average net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares exceed $2.5 billion. See "Management of the Trust -- Advisory and Administrative Fees."
2. 12b-1 fees equal to .25% represent servicing fees which are paid annually to the Distributor and repaid to participating brokers, certain banks and other financial intermediaries. 12b-1 fees which exceed .25% represent aggregate distribution and servicing fees. See "Distributor and Distribution and Servicing Plans."

Examples:
--------

  You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                           1 Year                3 Years
                           ------                -------
 Class A Shares
 Class B Shares
 Class C Shares

   You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) no redemption:


                           1 Year                3 Years
                           ------                -------
 Class A Shares
 Class B Shares
 Class C Shares

  The purpose of the foregoing tables is to assist investors in understanding the various costs and expenses of the Trust that are borne directly or indirectly by Class A, Class B and Class C shareholders of the Fund. The Examples for Class A shares assume payment of the current maximum applicable sales load. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder of the Fund may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

NOTE: THE FIGURES SHOWN IN THE EXAMPLES ARE ENTIRELY HYPOTHETICAL. THEY ARE NOT REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES; ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.

4.   Investment Objectives and Policies.

  The investment objective and general investment policies of the Fund are described below. There can be no assurance that the investment objective of the Fund will be achieved. Because the market value of the Fund's investments will change, the net asset value per share of the Fund also will vary.

  Columbus Circle International Fund seeks long-term capital appreciation.  The
  ----------------------------------
Fund invests in an international portfolio of equity and equity-related securities of companies the principal activities of which are in countries other than the United States. The Portfolio Manager for the Fund is Columbus Circle Investors ("Columbus Circle").

  The Fund will normally invest in securities traded in foreign securities markets and in foreign securities traded on U.S. securities markets. As noted below, except for temporary defensive investments, the Fund will not invest in securities of U.S. issuers traded on U.S. securities markets. Otherwise, there are no prescribed limits on geographic asset distribution and the Fund has the authority to invest in securities traded in securities markets of any country in the world. The Fund will not limit its investments to any particular type or size of company. As specified below, the Fund may engage in foreign currency and related hedging transactions in connection with investments in securities traded on foreign exchanges or denominated in foreign currencies. The Fund may invest in developed foreign securities markets and in emerging markets, where markets may not fully reflect the potential of the developing economy. The Fund may also invest in shares of companies which are not presently listed but are in the process of being privatized by the government and shares of companies that are traded in over-the-counter markets or other types of unlisted securities markets. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. For a description of these risks, see "Characteristics and Risks of Securities and Investment Techniques - Foreign Securities" in the Prospectus and "Investment Objectives and Policies" in the Statement of Additional
Information.

  The Fund will invest primarily (normally at least 65% of its assets) in equity securities, including common stocks, preferred stocks and securities (including debt securities and warrants) convertible into or exercisable for common stocks. The Fund may temporarily not be invested primarily in equity securities immediately following the commencement of operations or after receipt of significant new monies. The Fund may temporarily not contain the number of securities in which the Fund normally invests if it does not have sufficient assets to be fully invested, or pending the Portfolio Manager's ability to prudently invest new monies.

  The Fund will not normally invest in securities of U.S. issuers traded on U.S. securities markets. However, when the Portfolio Manager believes that conditions in international securities markets warrant a defensive investment strategy, the Fund may temporarily invest up to 100% of its assets in domestic debt, foreign debt and equity securities principally traded in the U.S., including money market instruments, obligations issued or guaranteed by the U.S. or a foreign government or their respective agencies, authorities or instrumentalities, or corporate bonds and sponsored American Depository Receipts.

  The Fund will apply the Portfolio Manager's Positive Momentum & Positive Surprise investment discipline to international markets. See page 60 of the Prospectus. Asset allocation decisions ("top down") and individual stock selections ("bottoms up") result from identification of positively surprising fundamental trends. Fundamental factors considered and their importance vary by security, but include country factors, e.g., changes in the political environment or funds flows; macroeconomic factors, e.g., GDP growth, inflation and interest rates; global secular trends, e.g., global grain shortages or growth in wireless communications; and industry and company specific factors. Investments are made when the relevant factors are improving (Positive Momentum) faster than expected (Positive Surprise). The relevant factors can be country (top down) or company (bottoms up) specific.

  The Portfolio Manager believes that securities markets of many nations can be expected to move relatively independently of one another, because business cycles and other economic or political events that influence one country's securities markets may have little effect on the securities markets of other countries. By investing in an international portfolio, the Fund seeks to reduce the risks associated with investing in the economy of only one country.

  Unless otherwise noted, the Fund's objective and its restrictions and policies relating to the investment of its assets are non-fundamental and may be changed without shareholder approval.

5.   Characteristics and Risks of Securities and Investment Techniques.

  The Fund may invest in the securities and utilize the investment techniques described under the sub-headings "Investment in Companies with Small and Medium Capitalizations," "Foreign Investments," "Foreign Currency Transactions," "Money Market Instruments," "Convertible Securities," "Derivative Instruments" (including "Options on Securities, Securities Indexes, Commodity Indexes and Currencies," "Swap Agreements," and "Futures Contracts and Options on Futures Contracts"), "Loans of Portfolio Securities," "Short Sales," "When-Issued, Delayed Delivery and Forward Commitment Transactions," "Repurchase Agreements," "Reverse Repurchase Agreements and Other Borrowings," "Illiquid Securities," "Investment in Investment Companies," and "Credit and Market Risk of Fixed Income Securities" under "Characteristics and Risks of Securities and Investment Techniques" in the Prospectus.

 The annual portfolio turnover rate for the Fund is expected to be less than 100%.

6.  Management of the Trust.

Advisory and Administrative Fees
--------------------------------

  The Fund features fixed advisory and administrative fees. For providing or arranging for the provision of investment advisory services to the Fund, PIMCO Advisors L.P. receives a monthly Advisory Fee from the Fund at the annual rate of %____ based on the average daily net assets of the Fund. Pursuant to the portfolio management agreement between PIMCO Advisors L.P. and Columbus Circle, PIMCO Advisors L.P. (not the Trust) pays Columbus Circle a fee at the annual rate of %___ based on the average daily net assets of the Fund.

  For providing or procuring administrative services for the Fund as described above, PIMCO Advisors L.P. (in its capacity as Administrator) receives a monthly Administrative Fee from the Fund at the annual rate of %___ based on the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C Shares.

7.   Distributions.

          Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the Fund.

               Prospectus for Class A, Class B and Class C Shares
               --------------------------------------------------

The PIMCO Funds: Multi-Manager Series Prospectus for Class A, Class B and Class C Shares dated March 5, 1997 filed electronically with the Securities and Exchange Commission via EDGAR on March 10, 1997 (under the Trust's former name, "PIMCO Funds: Equity Advisors Series") - Registration Nos. 33-36528 and 811-6161, Accession Number: 0000927016-97-000749 - is incorporated herein by reference.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated _________, 1997
                                    to the
                        Prospectus for Class A, Class B
                    and Class C Shares Dated March 5, 1997

                            Disclosure relating to
                  PIMCO Structured Emerging Markets Fund and
              PIMCO Tax-Managed Structured Emerging Markets Fund

--------------------------------------------------------------------------------
Note: This document supplements the PIMCO Funds: Multi-Manager Series (the
----
"Trust") Prospectus for Class A, Class B and Class C Shares dated March 5, 1997 (the "Prospectus").
--------------------------------------------------------------------------------

1.   Date of the Prospectus.

     The date of the Prospectus is hereby amended to ________ __, 1997. The Trust's Statement of Additional Information dated January 14, 1997 filed electronically with the Securities and Exchange Commission via EDGAR on January 21, 1997 (under the Trust's former name, "PIMCO Funds: Equity Advisors Series")
- Registration Nos. 33-36528 and 811-6161, Accession Number:
0000927016-97-000102 - is incorporated herein by reference.

2.   Additional Classes of Existing Series and New Series.

     The Trust intends to offer Class A, Class B and Class C Shares of (i) an existing series, PIMCO Structured Emerging Markets Fund (the "Structured Emerging Markets Fund") for which Institutional Class and Administrative Class shares have been registered, and (ii) a new series, PIMCO Tax-Managed Structured Emerging Markets Fund (the "Tax-Managed Structured Emerging Markets Fund" and, together with the Structured Emerging Markets Fund, the "Funds").

3.   Schedule of Fees (applicable to both Funds).

                     Structured Emerging Markets Fund and
                 Tax-Managed Structured Emerging Markets Fund
                 --------------------------------------------

Shareholder Transaction Expenses:
--------------------------------
                                                                         Class A        Class B       Class C
                                                                         Shares         Shares        Shares
                                                                         --------       -------       -------
Maximum initial sales charge imposed on purchases                        5.50%          None          None
 (as a percentage of offering price at time of purchase)

Maximum initial sales charge imposed on reinvested dividends             None           None          None
 (as a percentage of offering price at time of purchase)

Maximum contingent deferred sales charge ("CDSC")                        1%/(1)/        5%/(2)/       1%/(3)/
   (as a percentage of original purchase price)

Exchange Fee                                                             None           None          None
----------------------

(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase. See "Alternative Purchase Arrangements" in the Prospectus.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Alternative Purchase Arrangements -- Deferred Sales Charge Alternative -
- Class B Shares" in the Prospectus.
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (as a percentage of average daily net assets):
------------------------------

                         Advisory   Administrative     Service/               Total Fund
                         Fees       Fees/(1)/          12b-1 Fees/(2)/        Operating Expenses
                         ----       ----               ----------             ------------------
 Class A Shares                                        0.25%

 Class B Shares                                        1.00%

 Class C Shares                                        1.00%

______________________________

1. The Administrative Fees for the Fund are subject to reduction to the extent that the average net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares exceed $2.5 billion. See "Management of the Trust -- Advisory and Administrative Fees."
2. 12b-1 fees equal to .25% represent servicing fees which are paid annually to the Distributor and repaid to participating brokers, certain banks and other financial intermediaries. 12b-1 fees which exceed .25% represent aggregate distribution and servicing fees. See "Distributor and Distribution and Servicing Plans."

Examples:
--------

  You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                           1 Year                3 Years
                           ------                -------
 Class A Shares
 Class B Shares
 Class C Shares

   You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) no redemption:

                           1 Year                3 Years
                           ------                -------
 Class A Shares
 Class B Shares
 Class C Shares

 The purpose of the foregoing tables is to assist investors in understanding the various costs and expenses of the Trust that are borne directly or indirectly by Class A, Class B and Class C shareholders of the Funds. The Examples for Class A shares assume payment of the current maximum applicable sales load. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder of a Fund may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

NOTE: THE FIGURES SHOWN IN THE EXAMPLES ARE ENTIRELY HYPOTHETICAL. THEY ARE NOT REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES; ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.

4.   Investment Objectives and Policies.

  The investment objective and general investment policies of the Funds are described below. There can be no assurance that the investment objective of either Fund will be achieved. Because the market value of the Funds' investments will change, the net asset value per share of the Funds also will vary.

  Structured Emerging Markets Fund seeks long-term growth of capital. The Fund
  --------------------------------
invests primarily in equity securities of companies located in, or whose business relates to, emerging markets. The Portfolio Manager will identify those markets that it considers to be emerging markets, relying primarily on those countries listed on the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI Free Index") or the Baring Emerging Markets Index (the
"Baring Index"). However, the Portfolio Manager has discretion in identifying other countries that qualify as emerging markets on the basis of market capitalization and liquidity, as well as their inclusion, or consideration for inclusion, as emerging market countries in other broad-based market indexes. The Fund seeks to achieve its objective by following a disciplined and systematic methodology for selecting and weighting countries, industries, and stocks. Diversification and consistent exposure to opportunity are emphasized over tactical timing decisions with regard to countries, industries, or stocks. A disciplined methodology for maintaining the allocation to countries, industries, and stocks is utilized in portfolio composition, rather than discretionary shifting in country and industry concentration levels. First, countries are selected based upon their level of development and equity market institutions. GNP per capita, local economic diversification, and freedom of investment flows are the primary considerations in country selection decisions. Most countries are assigned an equal weight in the Fund unless the size of their equity market is prohibitive; countries with smaller markets (i.e., less than $5 billion of market capitalization) are assigned one-half of the weight assigned to countries with larger markets. Second, all stocks in each eligible country are divided into five broad economic sector groups: financial, industrial, consumer, utilities, and natural resources. The Portfolio Manager will generally endeavor to maintain exposure across all five sectors in each country. Finally, stocks are selected and purchased to fill out the country and industry structure. Stock purchase candidates are examined for liquidity, industry representation, performance relative to industry, and profitability. Under normal market conditions and assuming Fund size of at least $5 million, the Portfolio Manager will endeavor to maintain investment exposure to roughly 20 countries and hold in excess of 200 securities in the Fund. The allocation methodology described above may be changed from time to time based on evaluations of economic trends by the Portfolio Manager, consistent with the principles of broad country and company diversification of the Fund's investments. The Portfolio Manager for the Structured Emerging Markets Fund is Parametric Portfolio Associates ("Parametric").

  For purposes of implementing its investment objective, the Fund invests primarily in some or all of the following emerging market countries (this list is not exclusive):

Argentina                Hong Kong            Morocco              South Africa
Brazil                   Hungary              Pakistan             South Korea
Chile                    India                Peru                 Sri Lanka
China                    Indonesia            Philippines          Taiwan
Colombia                 Israel               Poland               Thailand
Czech Republic           Jordan               Portugal             Turkey
Estonia                  Malaysia             Slovakia             Venezuela
Greece                   Mexico               Slovenia             Zimbabwe

  For purposes of allocating the Fund's investments, a company is considered to be located in the country in which the company is domiciled, and a company's business "relates to" any emerging market country in which the company's securities are primarily traded, from which the company derives a significant portion of its revenues, or in which a significant portion of the company's goods or services are produced.

  Most of the foreign securities in which the Fund invests will be denominated in foreign currencies. The Fund may engage in foreign currency transactions to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of a particular foreign currency on the MSCI Free Index or the Baring Index. Such foreign currency transactions may include forward foreign currency contracts, foreign exchange futures contracts, and options thereon, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies. The Fund may invest in stock index futures contracts, and options thereon, and may sell (write) call and put options. The Fund may also engage in equity index swap transactions.

  Tax-Managed Structured Emerging Markets Fund has the same investment objective
  --------------------------------------------
and policies as the Structured Emerging Markets Fund, except that the Fund seeks to achieve superior after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's investment income and realized capital gains. While the Fund seeks to minimize investor taxes associated with the Fund's investment income and realized capital gains, the Fund may have taxable investment income and may realize taxable gains from time to time. The Portfolio Manager for the Fund is Parametric.

  As specified above, the Fund seeks to achieve after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's investment income and realized capital gains. Taxes on realized capital gains are minimized in part by maintaining relatively low portfolio turnover, and by employing a variety of tax-efficient management strategies. The Fund will generally seek to avoid realizing net short-term capital gains and, when realizing gains, will attempt to realize long-term gains (i.e., gains on securities held for more than 12 months) in such a manner as to maximize the net gains from securities held for more than 18 months. In particular, the Fund expects to designate, pursuant to forthcoming regulations, that portion of its capital gain dividends qualifying as "mid-term gains"-- that is, its net capital gain deriving from capital assets held for more than one year but not more than 18 months, and potentially eligible for a maximum tax rate of 28% in the hands of shareholders -- and the balance of such capital gain dividends as deriving from gains from securities held for more than 18 months, which gains may be included in a shareholder's computation of its "adjusted net capital gain" eligible for a maximum tax rate of 20%. Net short-term capital gains, when distributed, will be taxed as ordinary income, at graduated rates of up to 39.6%. When the Fund decides to sell a particular appreciated security, it will normally select for sale first those share lots with holding periods exceeding 18 or 12 months and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

  To protect against price declines in securities holdings with large accumulated capital gains, the Fund may, to the extent permitted by law, use hedging techniques such as short sales against-the-box of securities held, the purchase of put options, the sale of stock index futures contracts, and equity swaps. By using these techniques rather than selling such securities the Fund can reduce its exposure to price declines in the securities without realizing substantial capital gains. The usefulness of such practices have, however, been substantially reduced in the Tax Relief Act of 1997, effective for transactions after June 8, 1997.

  The Fund follows the practice of distributing selected appreciated securities to meet redemptions of certain investors and may, within certain limits, use the selection of securities distributed to meet such redemptions as a management tool. By distributing appreciated securities the Fund can reduce its position in such securities without realizing capital gains. During periods of net withdrawals by investors in the Fund, using distributions of securities also enables the Fund to avoid the forced sale of securities to raise cash for meeting redemptions.

  It is expected that by employing the various tax-efficient management strategies described, the Fund can minimize the extent to which shareholders incur taxes as a result of realized capital gains. The Fund may nevertheless realize gains and shareholders will incur tax liability from time to time.

  Unless otherwise noted, the Fund's objective and its restrictions and policies relating to the investment of its assets are non-fundamental and may be changed without shareholder approval.

  A shareholder's gain upon a taxable disposition of shares held for more than one year but not more than 18 months will qualify as mid-term gain, and gain upon a taxable disposition of shares held for more than 18 months may be included in the shareholder's computation of its adjusted net capital gain.

5.   Characteristics and Risks of Securities and Investment Techniques.

  The Funds may invest in the securities and utilize the investment techniques described under the sub-headings "Investment in Companies with Small and Medium Capitalizations," "Foreign Investments," "Foreign Currency Transactions," "Money Market Instruments," "Convertible Securities," "Derivative Instruments" (including "Options on Securities, Securities Indexes, Commodity Indexes and Currencies," "Swap Agreements," and "Futures Contracts and Options on Futures Contracts"), "Loans of Portfolio Securities," "Short Sales," "When-Issued, Delayed Delivery and Forward Commitment Transactions," "Repurchase Agreements," "Reverse Repurchase Agreements and Other Borrowings," "Illiquid Securities," "Investment in Investment Companies," and "Credit and Market Risk of Fixed Income Securities" under "Characteristics and Risks of Securities and Investment Techniques" in the Prospectus.

  The annual portfolio turnover rate for the Tax-Managed Structured Emerging Markets Fund is expected to be less than 25%.

6.   Management of the Trust.

Advisory and Administrative Fees
--------------------------------

  The Funds features fixed advisory and administrative fees. For providing or arranging for the provision of investment advisory services to the Funds, PIMCO Advisors L.P. receives monthly Advisory Fees from the Structured Emerging Markets Fund at the annual rate of %____ and from the Tax-Managed Structured Emerging Markets Fund at the annual rate of %____, each based on the average daily net assets of the relevant Fund. Pursuant to the portfolio management agreement between PIMCO Advisors L.P. and Parametric, PIMCO Advisors L.P. (not the Trust) pays Parametric fees at the annual rate of %___ based on the average daily net assets of the Structured Emerging Markets Fund and %___ based on the average daily net assets of the Tax-Managed Structured Emerging Markets Fund.

  For providing or procuring administrative services for the Funds as described above, PIMCO Advisors L.P. (in its capacity as Administrator) receives monthly Administrative Fees from the Structured Emerging Markets Fund at the annual rate of %____ and from the Tax-Managed Structured Emerging Markets Fund at the annual rate of %____, each based on the average daily net assets attributable in the aggregate to the relevant Fund's Class A, Class B and Class C Shares.

7.   Distributions.

  Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the Structured Emerging Markets Fund. While the Tax-Managed Structured Emerging Markets Fund seeks to minimize taxable distributions, the Fund may be expected to earn and distribute taxable income and may also be expected to realize and distribute capital gains from time to time. Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the Tax-Managed Structured Emerging Markets Fund.

               Prospectus for Class A, Class B and Class C Shares
               --------------------------------------------------

The PIMCO Funds: Multi-Manager Series Prospectus for Class A, Class B and Class C Shares dated March 5, 1997 filed electronically with the Securities and Exchange Commission via EDGAR on March 10, 1997 (under the Trust's former name, "PIMCO Funds: Equity Advisors Series") - Registration Nos. 33-36528 and 811-6161, Accession Number: 0000927016-97-000749 - is incorporated herein by reference.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated _________, 1997
                                     to the
             Prospectus for Institutional Class and Administrative
                      Class Shares Dated January 17, 1997

                             Disclosure relating to
                    PIMCO Columbus Circle International Fund

--------------------------------------------------------------------------------
Note: This document supplements the PIMCO Funds: Multi-Manager Series (the
----
"Trust") Prospectus for Institutional Class and Administrative Class Shares dated January 17, 1997 (the "Prospectus").
--------------------------------------------------------------------------------

1.   Date of the Prospectus.

     The date of the Prospectus is hereby amended to ________ __, 1997. The Trust's Statement of Additional Information dated January 14, 1997 filed electronically with the Securities and Exchange Commission via EDGAR on January 21, 1997 (under the Trust's former name, "PIMCO Funds: Equity Advisors Series")
- Registration Nos. 33-36528 and 811-6161, Accession Number: 0000927016-97-
000102 - is incorporated herein by reference.

2.   New Series.

     The Trust intends to offer Institutional Class and Administrative Class shares of a new series, PIMCO Columbus Circle International Fund (the "Columbus Circle International Fund" or the "Fund").

3.   Expense Information.

                       Columbus Circle International Fund
                       ----------------------------------

Shareholder Transaction Expenses (Institutional and Administrative Class):
--------------------------------

Sales Load Imposed on Purchases                         None
Sales Load Imposed on Reinvested Dividends              None
Redemption Fees                                         None
Exchange Fee                                            None

Annual Fund Operating Expenses (as a percentage of average daily net assets):
------------------------------

                               Advisory   Administrative   Service/     Total
                               Fee        Fee              12b-1 Fee    Expenses
                               ---        ---              ---------    --------
 Institutional Class Shares                                None

 Administrative Class Shares                               0.25%

Example of Fund Expenses:
------------------------

     An investor would pay the following expenses on a $1,000 investment assuming (1) a hypothetical 5% annual return and (2) redemption at the end of each time period:

                                           1 Year                3 Years
                                           ------                -------
     Institutional Class Shares
     Administrative Class Shares

     The above tables are provided to assist investors in understanding the various expenses which may be borne directly or indirectly in connection with an investment in the Fund. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4.   Investment Objectives and Policies.

     The investment objective and general investment policies of the Fund are described below. There can be no assurance that the investment objective of the Fund will be achieved. Because the market value of the Fund's investments will change, the net asset value per share of the Fund also will vary.

     Columbus Circle International Fund seeks long-term capital appreciation.
     ----------------------------------
The Fund invests in an international portfolio of equity and equity-related securities of companies the principal activities of which are in countries other than the United States. The Portfolio Manager for the Fund is Columbus Circle Investors ("Columbus Circle").

     The Fund will normally invest in securities traded in foreign securities markets and in foreign securities traded on U.S. securities markets. As noted below, except for temporary defensive investments, the Fund will not invest in securities of U.S. issuers traded on U.S. securities markets. Otherwise, there are no prescribed limits on geographic asset distribution and the Fund has the authority to invest in securities traded in securities markets of any country in the world. The Fund will not limit its investments to any particular type or size of company. As specified below, the Fund may engage in foreign currency and related hedging transactions in connection with investments in securities traded on foreign exchanges or denominated in foreign currencies. The Fund may invest in developed foreign securities markets and in emerging markets, where markets may not fully reflect the potential of the developing economy. The Fund may also invest in shares of companies which are not presently listed but are in the process of being privatized by the government and shares of companies that are traded in over-the-counter markets or other types of unlisted securities markets. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. For a description of these risks, see "Characteristics and Risks of Securities and Investment Techniques - Foreign Securities" in the Prospectus and "Investment Objectives and Policies" in the Statement of Additional
Information.

     The Fund will invest primarily (normally at least 65% of its assets) in equity securities, including common stocks, preferred stocks and securities (including debt securities and warrants) convertible into or exercisable for common stocks. The Fund may temporarily not be invested primarily in equity securities immediately following the commencement of operations or after receipt of significant new monies. The Fund may temporarily not contain the number of securities in which the Fund normally invests if it does not have sufficient assets to be fully invested, or pending the Portfolio Manager's ability to prudently invest new monies.

     The Fund will not normally invest in securities of U.S. issuers traded on U.S. securities markets. However, when the Portfolio Manager believes that conditions in international securities markets warrant a defensive investment strategy, the Fund may temporarily invest up to 100% of its assets in domestic debt, foreign debt and equity securities principally traded in the U.S., including money market instruments, obligations issued or guaranteed by the U.S. or a foreign government or their respective agencies, authorities or instrumentalities, or corporate bonds and sponsored American Depository Receipts.

     The Fund will apply the Portfolio Manager's Positive Momentum & Positive Surprise investment discipline to international markets. See page 41 of the Prospectus. Asset allocation decisions ("top down") and individual stock selections ("bottoms up") result from identification of positively surprising fundamental trends. Fundamental factors considered and their importance vary by security, but include country factors, e.g., changes in the political environment or funds flows; macroeconomic factors, e.g., GDP growth, inflation and interest rates; global secular trends, e.g., global grain shortages or growth in wireless communications; and industry and company specific factors. Investments are made when the relevant factors are improving (Positive Momentum) faster than expected (Positive Surprise). The relevant factors can be country (top down) or company (bottoms up) specific.

     The Portfolio Manager believes that securities markets of many nations can be expected to move relatively independently of one another, because business cycles and other economic or political events that influence one country's securities markets may have little effect on the securities markets of other countries. By investing in an international portfolio, the Fund seeks to reduce the risks associated with investing in the economy of only one country.

     Unless otherwise noted, the Fund's objective and its restrictions and policies relating to the investment of its assets are non-fundamental and may be changed without shareholder approval.

5.   Characteristics and Risks of Securities and Investment Techniques.

     The Fund may invest in the securities and utilize the investment techniques described under the sub-headings "Small and Medium Capitalization Stocks," "Repurchase Agreements," "Reverse Repurchase Agreements and Other Borrowings," "Loans of Portfolio Securities," "Foreign Securities," "Foreign Currency Transactions," "Derivative Instruments" (including "Options on Securities, Securities Indexes, and Currencies," "Swap Agreements," and "Futures Contracts and Options on Futures Contracts"), "Short Sales," "When-Issued, Delayed Delivery and Forward Commitment Transactions," "Convertible Securities," "Investment in Investment Companies," "Credit and Market Risk of Fixed Income Securities," "Money Market Instruments," and "Illiquid Securities" under "Characteristics and Risks of Securities and Investment Techniques" in the Prospectus.

     The annual portfolio turnover rate for the Fund is expected to be less than 100%.

6.   Management of the Trust.

Advisory and Administrative Fees
--------------------------------

     The Fund features fixed advisory and administrative fees. For providing or arranging for the provision of investment advisory services to the Fund, PIMCO Advisors L.P. receives a monthly Advisory Fee from the Fund at the annual rate of %____ based on the average daily net assets of the Fund. Pursuant to the portfolio management agreement between PIMCO Advisors L.P. and Columbus Circle, PIMCO Advisors L.P. (not the Trust) pays Columbus Circle a fee at the annual rate of %___ based on the average daily net assets of the Fund.

     For providing or procuring administrative services for the Fund as described above, PIMCO Advisors L.P. (in its capacity as Administrator) receives a monthly Administrative Fee from the Fund at the annual rate of %___ based on the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares.

7.   Dividends, Distributions and Taxes.

     Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the Fund.

          Prospectus for Institutional and Administrative Class Shares
          ------------------------------------------------------------

The PIMCO Funds: Multi-Manager Series Prospectus for Institutional and Administrative Class Shares dated January 17, 1997 filed electronically with the Securities and Exchange Commission via EDGAR on January 21, 1997 (under the Trust's former name, "PIMCO Funds: Equity Advisors Series") -Registration Nos. 33-36528 and 811-6161, Accession Number: 0000950109-97-000345 - is incorporated herein by reference.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated _________, 1997
                                    to the
             Prospectus for Institutional Class and Administrative
                      Class Shares Dated January 17, 1997

                            Disclosure relating to
              PIMCO Tax-Managed Structured Emerging Markets Fund

--------------------------------------------------------------------------------
Note: This document supplements the PIMCO Funds: Multi-Manager Series (the
----
"Trust") Prospectus for Institutional Class and Administrative Class Shares dated January 17, 1997 (the "Prospectus").
--------------------------------------------------------------------------------

1.   Date of the Prospectus.

     The date of the Prospectus is hereby amended to ________ __, 1997. The Trust's Statement of Additional Information dated January 14, 1997 filed electronically with the Securities and Exchange Commission via EDGAR on January 21, 1997 (under the Trust's former name, "PIMCO Funds: Equity Advisors Series")
- Registration Nos. 33-36528 and 811-6161, Accession Number: 0000927016-97-
000102 - is incorporated herein by reference.

2.   New Series.

     The Trust intends to offer Institutional Class and Administrative Class shares of a new series, PIMCO Tax-Managed Structured Emerging Markets Fund (the "Tax-Managed Structured Emerging Markets Fund" or the "Fund").

3.   Expense Information.

                 Tax-Managed Structured Emerging Markets Fund
                 --------------------------------------------

Shareholder Transaction Expenses (Institutional and Administrative Class):
--------------------------------

Sales Load Imposed on Purchases                         None
Sales Load Imposed on Reinvested Dividends              None
Redemption Fees                                         None
Exchange Fee                                            None

Annual Fund Operating Expenses (as a percentage of average daily net assets):
------------------------------

                                Advisory   Administrative  Service/     Total
                                Fee        Fee             12b-1 Fee    Expenses
                                ---        ---             ---------    --------
 Institutional Class Shares                                None

 Administrative Class Shares                               0.25%

Example of Fund Expenses:
------------------------

  An investor would pay the following expenses on a $1,000 investment assuming
(1) a hypothetical 5% annual return and (2) redemption at the end of each time period:

                                        1 Year                3 Years
                                        ------                -------
 Institutional Class Shares
 Administrative Class Shares

  The above tables are provided to assist investors in understanding the various expenses which may be borne directly or indirectly in connection with an investment in the Fund. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4.   Investment Objectives and Policies.

  The investment objective and general investment policies of the Fund are described below. There can be no assurance that the investment objective of the Fund will be achieved. Because the market value of the Fund's investments will change, the net asset value per share of the Fund also will vary.

  Tax-Managed Structured Emerging Markets Fund has the same investment objective
  --------------------------------------------
and policies as the Structured Emerging Markets Fund, except that the Fund seeks to achieve superior after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's investment income and realized capital gains. While the Fund seeks to minimize investor taxes associated with the Fund's investment income and realized capital gains, the Fund may have taxable investment income and may realize taxable gains from time to time. The Portfolio Manager for the Fund is Parametric.

  As specified above, the Fund seeks to achieve after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's investment income and realized capital gains. Taxes on realized capital gains are minimized in part by maintaining relatively low portfolio turnover, and by employing a variety of tax-efficient management strategies. The Fund will generally seek to avoid realizing net short-term capital gains and, when realizing gains, will attempt to realize long-term gains (i.e., gains on securities held for more than 12 months) in such a manner as to maximize the net gains from securities held for more than 18 months. In particular, the Fund expects to designate, pursuant to forthcoming regulations, that portion of its capital gain dividends qualifying as "mid-term gains"-- that is, its net capital gain deriving from capital assets held for more than one year but not more than 18 months, and potentially eligible for a maximum tax rate of 28% in the hands of shareholders -- and the balance of such capital gain dividends as deriving from gains from securities held for more than 18 months, which gains may be included in a shareholder's computation of its "adjusted net capital gain" eligible for a maximum tax rate of 20%. Net short-term capital gains, when distributed, will be taxed as ordinary income, at graduated rates of up to 39.6%. When the Fund decides to sell a particular appreciated security, it will normally select for sale first those share lots with holding periods exceeding 18 or 12 months and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

  To protect against price declines in securities holdings with large accumulated capital gains, the Fund may, to the extent permitted by law, use hedging techniques such as short sales against-the-box of securities held, the purchase of put options, the sale of stock index futures contracts, and equity swaps. By using these techniques rather than selling such securities the Fund can reduce its exposure to price declines in the securities without realizing substantial capital gains. The usefulness of such practices have, however, been substantially reduced in the Tax Relief Act of 1997, effective for transactions after June 8, 1997.

  The Fund follows the practice of distributing selected appreciated securities to meet redemptions of certain investors and may, within certain limits, use the selection of securities distributed to meet such redemptions as a management tool. By distributing appreciated securities the Fund can reduce its position in such securities without realizing capital gains. During periods of net withdrawals by investors in the Fund, using distributions of securities also enables the Fund to avoid the forced sale of securities to raise cash for meeting redemptions.

  It is expected that by employing the various tax-efficient management strategies described, the Fund can minimize the extent to which shareholders incur taxes as a result of realized capital gains. The Fund may nevertheless realize gains and shareholders will incur tax liability from time to time.

  Unless otherwise noted, the Fund's objective and its restrictions and policies relating to the investment of its assets are non-fundamental and may be changed without shareholder approval.

  A shareholder's gain upon a taxable disposition of shares held for more than one year but not more than 18 months will qualify as mid-term gain, and gain upon a taxable disposition of shares held for more than 18 months may be included in the shareholder's computation of its adjusted net capital gain.

5.   Characteristics and Risks of Securities and Investment Techniques.

  The Fund may invest in the securities and utilize the investment techniques described under the sub-headings "Small and Medium Capitalization Stocks," "Repurchase Agreements," "Reverse Repurchase Agreements and Other Borrowings," "Loans of Fund Securities," "Foreign Securities," "Foreign Currency Transactions," "Derivative Instruments" (including "Options on Securities, Securities Indexes, and Currencies," "Swap Agreements," and "Futures Contracts and Options on Futures Contracts"), "Short Sales," "When-Issued, Delayed Delivery and Forward Commitment Transactions," "Convertible Securities," "Investment in Investment Companies," "Credit and Market Risk of Fixed Income Securities," "Money Market Instruments," and "Illiquid Securities" under "Characteristics and Risks of Securities and Investment Techniques" in the Prospectus.

  The annual portfolio turnover rate for the Fund is expected to be less than 25%.

6.   Management of the Trust.

Advisory and Administrative Fees
--------------------------------

  The Fund features fixed advisory and administrative fees. For providing or arranging for the provision of investment advisory services to the Fund, PIMCO Advisors L.P. receives a monthly Advisory Fee from the Fund at the annual rate of %____ based on the average daily net assets of the Fund. Pursuant to the portfolio management agreement between PIMCO Advisors L.P. and Parametric, PIMCO Advisors L.P. (not the Trust) pays Parametric a fee at the annual rate of %___ based on the average daily net assets of the Fund.

  For providing or procuring administrative services for the Fund as described above, PIMCO Advisors L.P. (in its capacity as Administrator) receives a monthly Administrative Fee from the Fund at the annual rate of %___ based on the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares.

7.   Dividends, Distributions and Taxes.

  While the Fund seeks to minimize taxable distributions, the Fund may be expected to earn and distribute taxable income and may also be expected to realize and distribute capital gains from time to time. Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the Fund.

         Prospectus for Institutional and Administrative Class Shares
         ------------------------------------------------------------

The PIMCO Funds: Multi-Manager Series Prospectus for Institutional and Administrative Class Shares dated January 17, 1997 filed electronically with the Securities and Exchange Commission via EDGAR on January 21, 1997 (under the Trust's former name, "PIMCO Funds: Equity Advisors Series") -Registration Nos. 33-36528 and 811-6161, Accession Number: 0000950109-97-000345 - is incorporated herein by reference.

                    PIMCO FUNDS: MULTI-MANAGER SERIES

                     Supplement Dated _________, 1997
                                  to the
        Statement of Additional Information Dated January 14, 1997

                         Disclosure relating to:

        1. Two new series of the Trust:
               PIMCO Columbus Circle International Fund and
               PIMCO Tax-Managed Structured Emerging Markets Fund; and

        2. One existing series of the Trust:
               PIMCO Structured Emerging Markets Fund (to indicate that Class A, Class B and Class C Shares may be offered).

--------------------------------------------------------------------------------
Note: This document supplements the PIMCO Funds: Multi-Manager Series (the
----
"Trust") Statement of Additional Information dated January 14, 1997 (the "Statement of Additional Information") filed electronically with the Securities and Exchange Commission via EDGAR on January 21, 1997 (under the Trust's former name, "PIMCO Funds: Equity Advisors Series") - Registration Nos. 33-36528 and 811-6161, Accession Number: 0000927016-97-000102 - and incorporated herein by reference.
--------------------------------------------------------------------------------

1.   Date of the Statement of Additional Information.

     The date of the Statement of Additional Information is hereby amended to ________ __, 1997.

2.   Two New Series and Additional Classes of an Existing Series.

     The Trust intends to offer Institutional Class, Administrative Class, Class A, Class B and Class C shares of two new series, PIMCO Columbus Circle International Fund (the "Columbus Circle International Fund") and PIMCO Tax-Managed Structured Emerging Markets Fund (the "Tax-Managed Structured Emerging Markets Fund"), and Class A, Class B and Class C shares of an existing series, PIMCO Structured Emerging Markets Fund (the "Structured Emerging Markets Fund"), for which Institutional Class and Administrative Class shares have been registered. The Columbus Circle International Fund, Tax-Managed Structured Emerging Markets Fund and Structured Emerging Markets Fund are sometimes referred to herein collectively as the "Funds."

3.   Investment Objectives and Policies.

     The disclosure under "Investment Objectives and Policies" in the Statement of Additional Information applicable to the PIMCO International Fund applies to the Columbus Circle International Fund and the disclosure applicable to the Structured Emerging Markets Fund applies to the Tax-Managed Structured Emerging Markets Fund.

4.   Investment Restrictions.

     The Columbus Circle International Fund is subject to the same "Fundamental Investment Restrictions" and "Non-Fundamental Investment Restrictions" as the PIMCO International Fund and the Tax-Managed Structured Emerging Markets Fund is subject to the same "Fundamental Investment Restrictions" and "Non-Fundamental Investment Restrictions" as the PIMCO Structured Emerging Markets Fund specified under "Investment Restrictions" in the Statement of Additional Information.

5.   Management of the Trust.

     The disclosure under the subheadings "Trustees," "Officers," "Trustees' Compensation," "Investment Adviser," "Portfolio Management Agreements" (relating to Columbus Circle for the Columbus Circle International Fund and Parametric for the Tax-Managed Structured Emerging Markets Fund) and "Fund Administrator" under "Management of the Trust" in the Statement of Additional Information apply to the Funds and is incorporated herein by reference. In addition to the persons listed under "Trustees," Stephen J. Treadway has been elected as a Trustee of the Trust.

     PIMCO Advisors L.P. receives monthly Advisory Fees from the Columbus Circle International Fund at the annual rate of ____% and from the Tax-Managed Structured Emerging Markets Fund at the annual rate of ____%, each based on the average daily net assets of the relevant Fund.

     Pursuant to a Portfolio Management Agreement between PIMCO Advisors L.P. and Columbus Circle, PIMCO Advisors L.P. pays Columbus Circle a monthly portfolio management fee at the annual rate of ____% of the average daily net assets of the Columbus Circle International Fund. Pursuant to a Portfolio Management Agreement between PIMCO Advisors L.P. and Parametric, PIMCO Advisors L.P. pays Parametric a monthly portfolio management fee at the annual rate of ____% of the average daily net assets of the Tax-Managed Structured Emerging Markets Fund.

     Under the Administration Agreement, PIMCO Advisors L.P. has agreed to provide or procure administrative services, and to bear related expenses, in return for Administrative Fees paid by the Trust at the following annual rates for each Fund (each expressed as a percentage of the Fund's average daily net assets attributable in the aggregate to the indicated classes of shares on an annual basis):

                                           Administrative Fee Rate
                                           -----------------------
                             Institutional and
                              Administrative            Class A, Class B and
Fund                           Class Shares             Class C Shares
----                           ------------             --------------
Structured Emerging                .50%                 .65% of first $2.5 billion
 Markets Fund and                                       .60% of amounts in excess of
 [Tax-Managed Structured                                  $2.5 billion
 Emerging Markets Fund]

Columbus Circle                   [.25%                 .40% of first $2.5 billion
International Fund                                      .35% of amounts in excess of $2.5 billion]

6.      Distribution of Trust Shares, Portfolio Transactions and
        Brokerage, Net Asset Value, Taxation and Other Information.

        The Sections "Distribution of Trust Shares," "Portfolio Transactions and Brokerage," "Net Asset Value," "Taxation" and "Other Information" apply to the Funds and are incorporated herein by reference.

                              Financial Statements
                              --------------------

          The Financial Statements and Schedules for the Trust (through the fiscal year ended June 30, 1997) required by Item 23 of Form N-1A will be filed by post-effective amendment pursuant to Rule 485(b) prior to the effective date of this post-effective amendment.

                           PART C. OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.

     (a)  Financial Statements

          (1)  Part A
                     Financial Highlights for the Trust through the fiscal year ended June 30, 1997 will be included in a post-effective amendment filed under Rule 485(b) prior to the effective date of this amendment.

          (2)  Part B
                     Financial Statements for the Trust through the fiscal year ended June 30, 1997 will be included in a post-effective amendment filed under Rule 485(b) prior to the effective date of this amendment.

     (b) Exhibits (the number of each exhibit relates to the exhibit designation in Form N-1A):

          (1) Form of Second Amendment and Restated Agreement and Declaration of Trust (6)

          (2)      Form of First Amended and Restated Bylaws (8)

          (3)      Not Applicable

          (4) (a) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (6)

              (b) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the First Amended and Restated Bylaws (8)

          (5) (a)  (i)   Form of Amended and Restated Investment Advisory
                         Agreement (8)

                   (ii) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Columbus Circle International Fund and PIMCO Tax-

                           Managed Structured Emerging Markets Fund to be filed by post-effective amendment

              (b)  (i)     Form of Portfolio Management Agreement with Pacific
                           Mutual Life Insurance Company (3)

                   (ii) Form of Portfolio Management Agreement with Pacific Investment Management Company (3)

                   (iii) Form of Portfolio Management Agreement, as amended, with NFJ Investment Group (8)

                   (iv) Form of Portfolio Management Agreement, as amended, with Cadence Capital Management (8)

                   (v) Form of Portfolio Management Agreement, as amended, with Parametric Portfolio Associates (8)

                   (vi) Form of Addendum to Portfolio Management Agreement with Parametric Portfolio Associates to add PIMCO Tax-Managed Structured Emerging Markets Fund to be filed by post-effective amendment

                   (vii) Form of Amended and Restated Portfolio Management Agreement with Blairlogic Capital Management (8)

                   (viii) Form of Amended and Restated Portfolio Management Agreement with Columbus Circle Investors (8)

                   (ix) Form of Addendum to Portfolio Management Agreement with Columbus Circle Investors to add PIMCO Columbus Circle International Fund to be filed by post-effective amendment

                   (x) Form of Portfolio Management Agreement with Van Eck Associates Corporation (8)

          (6) (a)  Form of Amended Distribution Contract (8)

              (b) Form of Addendum to Distribution Contract to add PIMCO Columbus Circle International Fund and PIMCO Tax-Managed

                   Structured Emerging Markets Fund to be filed by post-effective amendment

          (7)      Not Applicable

          (8) (a)  Form of Custody Agreement and Addenda (5)

              (b)  Form of Addendum to Custody Agreement (8)

              (c)  Form of Assignment of Custody Agreement (8)

              (d) Form of Addendum to Custody Agreement to be filed by post-effective amendment

          (9) (a) Form of Amended Administration Agreement between the Trust and PIMCO Advisors L.P. (8)

              (b) Form of Addendum to Amended Administration Agreement to add PIMCO Columbus Circle International Fund and PIMCO Tax-Managed Structured Emerging Markets Fund to be filed by post-effective amendment

              (c) Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company (8)

              (d)  Form of Agency Agreement and Addenda (5)

              (e)  Form of Addendum to Agency Agreement (8)

              (f)  Form of Assignment of Agency Agreement (8)

              (g) Form of Addendum to Agency Agreement to be filed by post-effective amendment

              (h) Form of Transfer Agency Agreement with Shareholder Services, Inc. (7)

              (i)  Form of Service Plan for Institutional Services Shares (2)

              (j) Form of Administrative Services Plan for Administrative Class Shares (8)

          (10)     Opinion and Consent of Counsel (1)

          (11)     Consent of Price Waterhouse LLP

          (12)     Not Applicable

          (13)     Initial Capital Agreement (1)

          (14)     Not Applicable

          (15) (a) Form of Distribution and Servicing Plan (Class A) (8)

               (b) Form of Distribution and Servicing Plan (Class B) (8)

               (c) Form of Distribution and Servicing Plan (Class C) (8)

               (d) Form of Distribution Plan for Administrative Class Shares (8)

          (16)     Schedule of Computation of Performance (4)

          (17) Financial Data Schedule to be filed via post-effective amendment under Rule 485(b) prior to the effective date of this amendment

          (18)     Form of Amended and Restated Multi-Class Plan (8)

          (19) (a) Powers of Attorney and Certificate of Secretary (5)

               (b) Power of Attorney for Robert A. Prindiville, E. Philip
                   Cannon, Donald P. Carter, Gary A. Childress, William D. Cvengros, Gary L. Light, W. Bryant Stooks, Gerald M. Thorne, Richard L. Nelson, Lyman W. Porter and Alan Richards

               (c) Power of Attorney for John P. Hardaway

_________________

1 Included in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on November 2, 1990.

2 Included in Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on April 12, 1994.

3 Included in Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on October 14, 1994.

4 Included in Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on December 28, 1994.

5 Included in Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

6 Included in Definitive Proxy Statement (File No. 811-06161), as filed on November 7, 1996.

7 Included in Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

8. Included in Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File 33-36528), as filed on January 13, 1997.

Item 25.      Persons Controlled by or Under Common Control with Registrant.

              Not applicable.

Item 26.      Number of Holders of Securities.

   As of July 31, 1997, the number of shareholders of each operational Fund was as follows:


                           Institutional Class     Administrative Class     Class A         Class B         Class C
                                Number of                 Number of         Number of       Number of       Number of
Fund                         Record Holders            Record Holders     Record Holders  Record Holders  Record Holders

Equity Income Fund.........     107                         6                   182             303            719
Value Fund.................     186                         0                 1,015           1,938          5,877
Small Cap Value Fund.......     221                         2                   655           1,321          2,554
Capital Appreciation Fund..     288                         9                   238             394          1,309
Mid Cap Growth Fund........     268                        10                 1,293           2,690          6,416
Micro Cap Growth Fund......      85                         5                     0               0              0
Small Cap Growth Fund......      36                         2                     0               0              0
Core Equity Fund...........     156                         5                     0               0              0
Mid Cap Equity Fund........     157                         0                     0               0              0
Enhanced Equity Fund.......     170                         0                     0               0              0
Emerging Markets Fund......     200                         3                    47              67            281
International Developed
 Fund......................     179                         7                    56             115            426
Balanced Fund..............      22                         0                    36              76            126
Renaissance Fund...........       0                         0                 2,060           2,608         21,423
Growth Fund................       0                         0                 9,195           4,662        101,527
Target Fund................       0                         0                10,935           6,666         80,318
Opportunity Fund...........       0                         0                12,248               0         40,738
Innovation Fund............       0                         0                 5,825           6,316         19,226
International Fund.........       0                         0                 1,701             896         21,077
Precious Metals Fund.......       0                         0                   643             568          4,367
Tax Exempt Fund............       0                         0                   108              72          1,873

Item 27.  Indemnification.

   Reference is made to Article VIII, Section 1 of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisor and Portfolio Managers.

   Unless otherwise stated, the principal business address of each organization listed in 800 Newport Center Drive, Newport Beach, CA 92660.



                              PIMCO Advisors L.P.

                                   Position
Name                             with Advisor           Other Affiliations

Walter E. Auch, Sr.          Member of Equity      Management Consultant;
                             Board                 Director, Fort Dearborn
                                                   Fund, Shearson VIP fund,
                                                   Shearson Advisors Fund,
                                                   Shearson TRAK Fund, Banyan
                                                   land Trust, Banyan Land Fund
                                                   II, Banyan Mortgage Fund,
                                                   Allied Healthcare Products,
                                                   Inc., First Western Inc.,
                                                   DHR Group and Geotech
                                                   Industries.

David B. Breed               Member of Operating   Director, Managing Director
                             Board                 and Chief Executive Officer,
                                                   Cadence Capital Management,
                                                   Inc.; Managing Directors and
                                                   Chief Executive Officer,
                                                   Cadence Capital Management.

Donald A. Chiboucas          Member of Operating   Director and President,
                             Board                 Columbus Circle Investors
                                                   Management, Inc.; Managing
                                                   Director and President
                                                   Columbus Circle Investors.


William D. Cvengros          Chief Executive       Trustee and Chairman of the
                             Officer and           Trust; Trustee, Cash
                             President, Member     Accumulation Trust;
                             of Operating Board,   Director, PIMCO Funds
                             Operating             Distribution Company.
                             Committee, and
                             Equity Board

Walter B. Gerken             Member of Equity      Director, Mullin Consulting
                             Board                 Inc.; Director, Executive
                                                   Services Corps. of Southern
                                                   California.

William H. Gross             Member of Operating   Director and Managing
                             Board and Equity      Director, PIMCO Management,
                             Board                 Inc.; Managing Director,
                                                   Pacific Investment
                                                   Management Company; Senior
                                                   Vice President, PIMCO Funds;
                                                   Director and Vice President,
                                                   StocksPLUS Management, Inc.;
                                                   Member of PIMCO Partners LLC.

Brent R. Harris              Member of Operating   Director and Managing
                             Board                 Director, PIMCO Management,
                                                   Inc.; Managing Director,
                                                   Pacific Investment
                                                   Management Company; Director
                                                   and Vice President,
                                                   StocksPLUS Management, Inc.;
                                                   Chairman of the Board and
                                                   Trustee, PIMCO Funds and
                                                   PIMCO Commercial Mortgage
                                                   Securities Trust, Inc.;
                                                   Member of PIMCO Partners LLC.

Amy M. Hogan                 Member of Operating   Managing Director, Columbus
                             Board                 Circle Investors; Director,
                                                   Columbus Circle Investors
                                                   Management, Inc.

Donald R. Kurtz       Member of Equity Board       Formerly, Vice President of
                                                   Internal Asset Management,
                                                   General Motors Investment
                                                   Management Corp. and
                                                   Director, Thomson Advisory
                                                   Group L.P.

James F. McIntosh     Member of Equity Board       Executive Director, Allen
                                                   Matkins, Leck, Gamble &
                                                   Malloy.  Formerly, Director
                                                   of Pacific Investment
                                                   Management Company.

Dean S. Meiling       Member of Operating Board    Director and Managing
                                                   Director, PIMCO Management,
                                                   Inc.; Managing Director,
                                                   Pacific Investment
                                                   Management Company; Vice
                                                   President, PIMCO Funds and
                                                   PIMCO Commercial Mortgage
                                                   Securities Trust, Inc.

Donald K. Miller      Member of Equity Board       Chairman, Greylock Financial
                                                   Inc.; Director, Huffy
                                                   Corporation, RPM, Inc., and
                                                   Christensen Boyles
                                                   Corporation; Director,
                                                   President and Chief
                                                   Executive Officer, TAG Inc.;
                                                   Formerly, Director and Vice
                                                   Chairman, Thomson Advisory
                                                   Group L.P.

James F. Muzzy             Member of Operating Board      Director and Managing
                                                          Director, PIMCO Management,
                                                          Inc.; Managing Director,
                                                          Pacific Investment
                                                          Management Company; Vice
                                                          President, PIMCO Funds;
                                                          Director and Vice President,
                                                          StocksPLUS Management, Inc.;
                                                          Member of PIMCO Partners LLC.

William F. Podlich, III    Member of Operating Board      Director and Managing
                           and Equity Board               Director, PIMCO Management,
                                                          Inc.; Managing Director,
                                                          Pacific Investment
                                                          Management Company; Vice
                                                          President, PIMCO Commercial
                                                          Mortgage Securities Trust,
                                                          Inc.; Member of PIMCO
                                                          Partners LLC.

William C. Powers          Member of Operating Board      Director and Managing
                                                          Director, PIMCO Management,
                                                          Inc.; Managing Director,
                                                          Pacific Investment
                                                          Management Company; Senior
                                                          Vice President, PIMCO
                                                          Commercial Mortgage
                                                          Securities Trust, Inc.,
                                                          Member of PIMCO Partners LLC.

Glenn S. Schafer           Member of Equity Board         President and Director,
                                                          Pacific Mutual Life
                                                          Insurance Company; Chairman
                                                          and Director, Mutual Service
                                                          Corporation, United Planners
                                                          Group, Inc., Pacific
                                                          Equities Network and Pacific
                                                          Financial Holding Company.

Irwin F. Smith             Member of Operating            Chairman and Managing
                           Board, Operating               Director, Columbus Circle
                           Committee and Equity           Investors; Director and
                           Board                          Chairman, Columbus Circle
                                                          Investors Management, Inc.

Thomas C. Sutton           Member of Equity Board         Chairman, Chief Executive
                                                          Officer and Director,
                                                          Pacific Mutual Life
                                                          Insurance Company; Chairman,
                                                          Trustee and President,
                                                          Pacific Select Fund;
                                                          Director, United Planner
                                                          Group, Inc., Pacific
                                                          Equities Network, Mutual
                                                          Services Corporation and
                                                          Pacific Financial Holding
                                                          Company.

William S. Thompson, Jr.   Chairman and Member of         Director, Managing Director
                           Operating Board, Member of     and Chief Executive Officer,
                           Operating Committee and        PIMCO Management, Inc.;
                           Equity Board                   Chief Executive Officer and
                                                          Managing Director, Pacific
                                                          Investment Management
                                                          Company; Director and
                                                          President StocksPLUS
                                                          Management, Inc.; Vice
                                                          President, PIMCO Funds and
                                                          PIMCO Commercial Mortgage
                                                          Securities Trust, Inc.

Sharon A. Cheever          Vice President - Legal and     Vice President and
                           Assistant Secretary            Investment Counsel, Pacific
                                                          Mutual Life Insurance
                                                          Company.  Formerly,
                                                          Assistant Vice President and
                                                          Associate Counsel, Pacific
                                                          Mutual Life Insurance Company

Robert M. Fitzgerald       Senior Vice President -        Chief Financial Officer,
                           Finance, Chief Financial       Senior Vice President
                           Officer and Controller         -Finance and Controller,
                                                          PIMCO Funds Distribution
                                                          Company; Senior Vice
                                                          President, Finance and
                                                          Controller, Columbus Circle
                                                          Investors and Columbus
                                                          Circle Investors Management,
                                                          Inc.; Assistant Treasurer,
                                                          Cadence Capital Management;
                                                          Treasurer, Cadence Capital
                                                          Management, Inc., NFJ
                                                          Investment Group, NFJ
                                                          Management Inc., Parametric
                                                          Portfolio Associates,
                                                          Parametric Management Inc.,
                                                          PIMCO Management, Inc., and
                                                          StocksPLUS Management, Inc.

Kenneth M. Poovey          General Counsel and Board      Partner, Latham & Watkins.
                           Secretary

Robert A. Prindiville      Vice President                 Trustee of the Trust.

Ernest L. Schmider         Senior Vice President -        Senior Vice President,
                           Legal and Assistant            Secretary, Chief
                           Secretary                      Administrative and Legal
                                                          Officer, PIMCO Management,
                                                          Inc., Director and Assistant
                                                          Secretary/Assistant
                                                          Treasurer, StocksPLUS
                                                          Management, Inc., Vice
                                                          President - Legal and
                                                          Assistant Secretary, PIMCO
                                                          Advisors L.P.

Newton B. Schott, Jr.      Senior Vice President -        Secretary, Columbus Circle
                           Legal and Secretary            Investors, Columbus Circle
                                                          Investors Management, Inc.,
                                                          Cadence Capital Management,
                                                          Inc., NFJ Management, Inc.,
                                                          and Parametric Management,
                                                          Inc.; Director, Executive
                                                          Vice President/Secretary,
                                                          PIMCO Funds Distribution
                                                          Company, the Trust, and Cash
                                                          Accumulation Trust.

Stephen J. Treadway        Executive Vice President       Director, Chairman, and
                                                          President, PIMCO Funds
                                                          Distribution Company, and
                                                          Trustee, President and Chief
                                                          Executive Officer of the
                                                          Trust and Cash Accumulation
                                                          Trust.

Robert S. Venable          Vice President                 None.

James Ward                 Senior Vice President          None

Richard M. Weil            Senior Vice President          Assistant Secretary,
                           and Legal Counsel              Columbus Circle Investors,
                                                          Columbus Circle Investors,
                                                          Inc., Cadence Capital
                                                          Management, Cadence Capital
                                                          Management, Inc., NFJ
                                                          Management, Inc., Parametric
                                                          Management, Inc., PIMCO,
                                                          PIMCO Management, Inc. and
                                                          PIMCO Funds Distribution
                                                          Company; Secretary, NFJ
                                                          Investment Group, Parametric
                                                          Portfolio Associates, and
                                                          StocksPLUS Management

                          Cadence Capital Management
                       Exchange Place, 53 State Street,
                         Boston, Massachusetts  02109

                             Position
Name                         with Portfolio Manager        Other Affiliations
William B. Bannick           Managing Director and         Director and Managing
                             Executive Vice                Director, Cadence Capital
                             President                     Management, Inc.

David B. Breed               Managing Director and         Member of Operating
                             Chief Executive Officer       Board, PIMCO Advisors
                                                           L.P.; Director, Managing
                                                           Director and Chief
                                                           Executive Officer,
                                                           Cadence Capital
                                                           Management, Inc.

Katherine A. Burdon          Managing Director             None

Mary Ellen Malendez          Secretary                     None

Barbara M. Green             Treasurer                     None

Eric M. Wetlaufer            Managing Director             None

                             NFJ Investment Group
                         2121 San Jacinto, Suite 1440,
                             Dallas, Texas  75201

                             Position
Name                         with Portfolio Manager        Other Affiliates

Benno J. Fischer             Managing Director             Director, Managing
                                                           Director, and Co-Chairman,
                                                           NFJ Management, Inc.

Robert M. Fitzgerald         Treasurer and Financial       See PIMCO Advisors L.P.
                             Officer

John L. Johnson              Managing Director             Director, and Co-Chairman
                                                           Managing Director, NFJ
                                                           Management, Inc.

Jack C. Najrok               Managing Director             Director, Managing
                                                           Director, Co-Chairman, NFJ
                                                           Management, Inc.
                        Parametric Portfolio Associates
                    7310 Columbia Center, 701 Fifth Avenue,
                        Seattle, Washington  98104-7090

                             Position
Name                         with Portfolio Manager        Other Affiliations

William E. Cornelius, Jr.    Managing Director             Director and Managing
                                                           Director, Parametric
                                                           Management, Inc.

Mark W. England-Markun       Managing Director             Director, Managing
                                                           Director and Chief
                                                           Executive Officer,
                                                           Parametric Management,
                                                           Inc.

David M. Stein               Managing Director and         Director and Managing
                             Chief Financial Officer       Director, Parametric
                                                           Management, Inc.
                Pacific Investment Management Company ("PIMCO")
                      840 Newport Center Drive, Suite 360
                        Newport Beach, California  92660

                             Position
Name                         with Portfolio Manager        Other Affiliations

George C. Allan              Vice President                Vice President, PIMCO
                                                           Management, Inc.

Tamara J. Arnold             Vice President                Vice President, PIMCO
                                                           Management, Inc.

Leslie A. Barbi              Vice President                Vice President, PIMCO
                                                           Management, Inc.

William R. Benz II           Executive Vice President      Executive Vice President,
                                                           PIMCO Management, Inc.

John B. Brynjolfson          Vice President                Vice President, PIMCO
                                                           Management, Inc.

R. Welsley Burns             Executive Vice President      Executive Vice President,
                                                           PIMCO Management, Inc.;
                                                           President, PIMCO, PIMCO
                                                           Funds and PIMCO Commercial
                                                           Mortgage Securities Trust,
                                                           Inc.; Vice President, Cash
                                                           Accumulation Trust.

Wendy W. Cupps               Vice President                Vice President, PIMCO
                                                           Management, Inc.

Charles M. Daniels, III      Executive Vice President      Executive Vice President,
                                                           PIMCO Management, Inc.

Anita Dunn                   Vice President                Vice President, PIMCO
                                                           Management, Inc.

David H. Edington            Managing Director             Director and Managing
                                                           Director, PIMCO
                                                           Management, Inc.; Member
                                                           of PIMCO Partners, LLC.

A. Benjamin Ehlert           Executive Vice President      Executive Vice President,
                                                           PIMCO Management, Inc.

Robert A. Ettl               Vice President                Vice President, PIMCO
                                                           Management, Inc.

Robert M. Fitzgerald         Treasurer                     See PIMCO Advisors, L.P.


William H. Gross             Managing Director             Director and Managing
                                                           Director, PIMCO
                                                           Management, Inc.; Director
                                                           and Vice President,
                                                           StocksPLUS Management,
                                                           Inc.; Senior Vice
                                                           President, PIMCO Funds;
                                                           Member of Equity and
                                                           Operating Boards, PIMCO
                                                           Advisors L.P.; Member of
                                                           PIMCO Partners LLC.

John L. Hague                Managing Director             Director and Managing
                                                           Director, PIMCO
                                                           Management, Inc.; Member
                                                           of PIMCO Partners LLC.

Gordon C. Hally              Executive Vice President      Executive Vice President,
                                                           PIMCO Management, Inc.

Pasi M. Hamalainen           Vice President                Vice President, PIMCO
                                                           Management, Inc.

John P. Hardaway             Vice President                Vice President, PIMCO
                                                           Management, Inc.;
                                                           Treasurer of the Trust,
                                                           PIMCO Funds, PIMCO
                                                           Commercial Mortgage
                                                           Securities Trust, Inc.,
                                                           and Cash Accumulation
                                                           Trust.

Brent R. Harris              Managing Director             Director and Managing
                                                           Director, PIMCO
                                                           Management, Inc.; Director
                                                           and Vice President,
                                                           StocksPLUS Management,
                                                           Inc.; Trustee and
                                                           Chairman, PIMCO Funds and
                                                           PIMCO Commercial Mortgage
                                                           Securities Trust, Inc.;
                                                           Member of Operating Board,
                                                           PIMCO Advisors L.P.;
                                                           Member of PIMCO Partners
                                                           LLC.

Douglas M. Hodge             Senior Vice President         Senior Vice President,
                                                           PIMCO Management, Inc.

Brent L. Holden              Executive Vice President      Executive Vice President,
                                                           PIMCO Management, Inc.

Dwight F. Holloway, Jr.      Vice President                Vice President, PIMCO
                                                           Management, Inc.

Jane T. Howe                 Vice President                Vice President, PIMCO
                                                           Management, Inc.

Margaret E. Isberg           Executive Vice                Executive Vice President,
                             President                     PIMCO Management, Inc.;
                                                           Senior Vice President,
                                                           PIMCO Funds.

John S. Loftus               Executive Vice President      Executive Vice President,
                                                           PIMCO Management, Inc.;
                                                           Vice President and
                                                           Assistant Secretary,
                                                           StocksPLUS Management, Inc.

Dean S. Meiling              Managing Director             Director and Managing
                                                           Director, PIMCO
                                                           Management, Inc.; Vice
                                                           President, PIMCO Funds and
                                                           PIMCO Commercial Mortgage
                                                           Securities Trust, Inc.;
                                                           Member of Operating Board,
                                                           PIMCO Advisors L.P.;
                                                           Member of PIMCO Partners
                                                           LLC.

James F. Muzzy               Managing Director             Director and Managing
                                                           Director, PIMCO
                                                           Management, Inc.; Director
                                                           and Vice President,
                                                           StocksPLUS Management,
                                                           Inc.; Vice President,
                                                           PIMCO Funds; Member of
                                                           Operating Board, PIMCO
                                                           Advisors L.P.; Member of
                                                           PIMCO Partners LLC.

Thomas J. Otterbein          Vice President                Vice President, PIMCO
                                                           Management, Inc.

William F. Podlich, III      Managing Director             Director and Managing
                                                           Director, PIMCO
                                                           Management, Inc.; Vice
                                                           President, PIMCO
                                                           Commercial Mortgage
                                                           Securities Trust, Inc.;
                                                           Member of Equity and
                                                           Operating Boards, PIMCO
                                                           Advisors L.P.; Member of
                                                           PIMCO Partners LLC.


William C. Powers            Managing Director            Director and Managing
                                                          Director, PIMCO
                                                          Management, Inc.; Senior
                                                          Vice President PIMCO
                                                          Commercial Mortgage
                                                          Securities Trust, Inc.;
                                                          Member of Operating Board,
                                                          PIMCO Advisors L.P.;
                                                          Member of PIMCO Partners
                                                          LLC.

Frank B. Rabinovitch         Managing Director            Director and Managing
                                                          Director, PIMCO
                                                          Management, Inc., Member
                                                          of PIMCO Partners, LLC.

Edward P. Rennie             Senior Vice President        Senior Vice President,
                                                          PIMCO Management, Inc.

Scott L. Roney               Vice President               Vice President, PIMCO
                                                          Management, Inc.

Michael J. Rosborough        Vice President               Vice President, PIMCO
                                                          Management, Inc.

Jeffrey M. Sargent           Vice President               Vice President of the
                                                          Trust, PIMCO Management,
                                                          Inc., PIMCO Funds, and
                                                          PIMCO Commercial Mortgage
                                                          Securities Trust, Inc.

Ernest L. Schmider           Senior Vice President,       Senior Vice President,
                             Secretary, Chief             Secretary, Chief
                             Administrative and Legal     Administrative and Legal
                             Officer                      Officer, PIMCO Management,
                                                          Inc.; Director and
                                                          Assistant
                                                          Secretary/Assistant
                                                          Treasurer, StocksPLUS
                                                          Management, Inc.; Vice
                                                          President - Legal and
                                                          Assistant Secretary, PIMCO
                                                          Advisors L.P.


Leland T. Scholey            Senior Vice President        Senior Vice President,
                                                          PIMCO Management, Inc.,
                                                          and PIMCO Funds.

Denise C. Seliga             Vice President               Vice President, PIMCO
                                                          Management, Inc.

Rita J. Seymour              Vice President               Vice President, PIMCO
                                                          Management, Inc.

Lee R. Thomas                Executive Vice               Executive Vice President,
                             President                    PIMCO Management, Inc.

William S. Thompson, Jr.     Chief Executive              Director, Managing
                             Officer and Managing         Director and Chief
                             Director                     Executive Officer, PIMCO
                                                          Management, Inc.; Director
                                                          and President, StocksPLUS
                                                          Management, Inc.; Vice
                                                          President of PIMCO Funds
                                                          and PIMCO Commercial
                                                          Mortgage Securities Trust,
                                                          Inc.; Member of Operating
                                                          Board, Operating Committee
                                                          and Equity Board of PIMCO
                                                          Advisors L.P.; Member of
                                                          PIMCO Partners LLC.

Benjamin L. Trosky           Managing Director            Managing Director, PIMCO
                                                          Management, Inc.; Senior
                                                          Vice President, PIMCO
                                                          Commercial Mortgage
                                                          Securities Trust, Inc.;
                                                          Member of PIMCO Partners
                                                          LLC.

Andrew C. Ward               Vice President               Vice President, PIMCO
                                                          Management, Inc.; Senior
                                                          Vice President, PIMCO
                                                          Funds.

Ram Willner                  Vice President               Vice President, PIMCO
                                                          Management, Inc.




Kristen M. Wilsey            Vice President               Vice President, PIMCO
                                                          Management, Inc. and PIMCO
                                                          Funds.

George H. Wood               Vice President               Vice President, PIMCO
                                                          Management Inc.

Michael A. Yetter            Vice President               Vice President, PIMCO
                                                          Management, Inc.

                           Columbus Circle Investors
                                  Metro Center
                          One Station Place, 8th Floor
                          Stamford, Connecticut  06902

                             Position
Name                         with Portfolio Manager       Other Affiliations

Irwin F. Smith               Chairman and Managing        Member of Equity and
                             Director                     Operating Boards and
                                                          Operating Committee,
                                                          PIMCO Advisors, L.P.;
                                                          Director and Chairman,
                                                          Columbus Circle Investors
                                                          Management, Inc.

Richard M. Weil              Assistant Secretary          See PIMCO Advisors L.P.

Louis P. Celentano           Managing Director            Director and Vice
                                                          President,
                                                          Columbus Circle Investors
                                                          Management, Inc.

Donald A. Chiboucas          President and Managing       Member of Operating Board,
                             Director                     PIMCO Advisors L.P.;
                                                          Director and President,
                                                          Columbus Circle Investors
                                                          Management, Inc.

Robert W. Fehrman            Managing Director            Director, Columbus Circle
                                                          Investors Management, Inc.

Marc Felman                  Managing Director            None


Mark Fishman                 Senior Vice President        None


Robert M. Fitgerald          Senior Vice President,       See PIMCO Advisors L.P.
                             Finance and Controller

Clifford G. Fox              Managing Director            None

Winthrop S. Headley          Vice President               None

Amy M. Hogan                 Managing Director            Member of Operating Board,
                                                          PIMCO Advisors L.P.;
                                                          Director of Columbus Circle
                                                          Investors Management, Inc.

Jashree B. Kemraj            Assistant Vice               Assistant Vice
                             President/Assistant          President/Assistant
                             Controller                   Controller, Columbus Circle
                                                          Investors Management Inc.
                                                          and PIMCO Funds
                                                          Distribution Company.

Jacob Navon                  Senior Vice President        None

Daniel S. Pickett            Managing Director            Director, Columbus Circle
                                                          Investors Management, Inc.
Anthony Rizza                Managing Director            None

Newton B. Schott, Jr.        Secretary                    See PIMCO Advisors L.P.

C. Paul Tyborowski           Managing Director            None

Nathaniel J. Belknap         Vice President               None

Anne Maloney                 Vice President               None

Paul Meeks                   Vice President               None

Michele Montano              Senior Vice President        None

Paul A. Pantalena            Vice President               None

Cecelia Pastore              Vice President               None


Harold R. Snedcof            Vice President               None

Sharon S. Weslow             Vice President               None

                     Blairlogie Capital Management, Limited
                         4th Floor, 125 Princes Street
                          Edinburgh EH2 4AD, Scotland

                             Position
Name                         with Portfolio Manager       Other Affiliations

Gavin R. Dobson              Chief Executive Officer      Director and Chief
                             and Managing Director        Executive Officer,
                                                          Blairlogie Holdings
                                                          Limited (U.K.)

James G. S. Smith            Chief Investment Officer     Director and Chief
                             and Managing Director        Investment Officer,
                                                          Blairlogie Holdings
                                                          Limited (U.K.)

John R.W. Stevens            Chief Financial Officer      Director and Chief
                             and Managing Director        Financial Officer
                                                          Blairlogie Holdings
                                                          Limited (U.K.)
                         Van Eck Associate Corporation
                                 99 Park Avenue
                           New York, New York  10016

                             Position
Name                         with Portfolio Manager       Other Affiliations

Philip DeFeo                 Director, President and      Trustee, Van Eck Funds
                             Chief Executive Officer      ("VEF") and Van Eck
                                                          Worldwide Insurance
                                                          Trust ("WWIT")


John C. Van Eck              Chairman of the Board        Chairman of the Board
                                                          and President, VEF and
                                                          WWIT; Chairman of the
                                                          Board, Van Eck
                                                          Securities Corporation
                                                          ("VESC"); Director,
                                                          Eclipse Financial Asset
                                                          Trust. Formerly,
                                                          Director Abex Inc.,
                                                          Director, The Henley
                                                          Group, Inc.

Fred M. Van Eck              Director                     Trustee, VEF and WWIT;
                                                          Private Investor,
                                                          Director, VESC

Sigrid S. Van Eck            Director, Vice               Vice President,
                             President and Assistant      Assistant Treasurer and
                             Treasurer                    Director of VESC

Jan Van Eck                  Director                     Director and Executive
                                                          Vice President of VESC

Derek M. Van Eck             Director and Executive       Director of VESC;
                             Vice President               President Global Hard
                                                          Assets and World Trends
                                                          Series of the Van Eck
                                                          Funds

Michael G. Doorley           Vice President,              Vice President,
                             Treasurer, Controller        Treasurer, Controller
                             and Chief Financial          and Chief Financial
                             Officer                      Officer of VESC; Vice
                                                          President, VEF and WWIT

Taddeus M. Leszcynski        Vice President,              Vice President and
                             Secretary and General        Secretary of VEF and
                             Counsel                      WWIT; Vice President,
                                                          Secretary and General
                                                          Counsel of VESC.

William A. Trebilcock        Director, Mining             Vice President of VEF;
                             Research                     Formerly, Director
                                                          Corner Bay Explorations
                                                          Ltd. Formerly, Director,
                                                          Precambrian Explorations
                                                          Inc.

Item 29.   Principal Underwriters.

      (a) PIMCO Funds Distribution Company (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
           Pacific Investment Management Series and Cash Accumulation Trust. The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P., the Registrant's Adviser.

      (b)

                             Positions and                   Positions
Name and Principal           Offices with                    and Offices
Business Address*            Underwriter                     with Registrant


Jeffrey L. Booth             Vice President                  None

James D. Bosch               Regional Vice President         None

William D. Cvengros          Director                        Trustee

Robert M. Fitzgerald         Chief Financial Officer and     None
                             Treasurer

Michael J. Gallagher         Vice President                  None

David S. Goldsmith           Vice President                  None

Ronald H. Gray               Vice President                  None

John B. Hussey               Vice President                  None

Edward W. Janeczek           Senior Vice President           None

Johnathan C. Jones           Vice President                  None

Jaishree B. Kemraj           Assistant Vice President        None
                             and Assistant Controller

William E. Lynch             Senior Vice President           None

Jacqueline A. McCarthy       Vice President                  None



Andrew J. Meyers             Executive Vice President        None

Fioja Moyer                  Regional Vice President         None

Philip J. Neugebauer         Vice President                  None

Joffrey H. Pearlman          Regional Vice President         None

Glynne Pisapia               Regional Vice President         None

Matthew M. Russell           Vice President                  None

Newton B. Schott, Jr.        Director, Executive Vice        Vice President; Clerk
                             President, Chief
                             Administrative Officer and
                             Secretary

Robert M. Smith              Vice President                  None

David P. Stone               Regional Vice President         None

William H. Thomas, Jr.       Regional Vice President         None

Stephen J. Treadway          Director, Chairman and          President
                             President

Paul H. Troyer               Senior Vice President           None

Brian F. Trumbore            Executive Vice President        None

Timothy G. Uecker            Vice President                  None

Richard M. Weil              Assistant Secretary             None

Glenn A. Zimmerman           Vice President                  None


-----------------

   Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902.

   (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 30.      Location of Accounts and Records.

     The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Investors Fiduciary Trust Company, 21 West 10th Street, Kansas City, Missouri 64105, and Shareholder Services, Inc., P.O. Box 5866, Denver, CO 80217.

Item 31.      Management Services.

              Not Applicable.

Item 32.      Undertakings.

     (a)      Not Applicable.

     (b) (i) Registrant undertakes to file a post-effective amendment using financial statements of PIMCO Columbus Circle International Fund, which need not be certified, within four to six months from the latter of the effective date of Post-Effective Amendment No. 26 or the date on which shares of the Fund are first sold (other than shares sold for seed money).

     (b)(ii) Registrant undertakes to file a post-effective amendment using financial statements of PIMCO Tax-Managed Structured Emerging Markets Fund, which need not be certified, within four to six months from the latter of the effective date of Post-Effective Amendment No. 26 or the date on which shares of the Fund are first sold (other than shares sold for seed money).

     (c) Registrant, if requested to do so by the holders of at least 10% of the Registrants's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, and will assist communications among shareholders as set forth within Section 16(c) of the 1940 Act.

     (d) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

                                    NOTICE
                                    ------

     A copy of the Agreement and Declaration of Trust of PIMCO Funds: Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 26 to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 12th day of August, 1997.

                            PIMCO FUNDS: MULTI-MANAGER SERIES


                            By:  /s/ Stephen J. Treadway
                               -----------------------------------------------
                               Stephen J. Treadway,
                               President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 has been signed below by the following persons in the capacities and on the dates indicated.

Name                                Capacity                    Date
----                                --------                    ----
 /s/ Stephen J. Treadway            Trustee and President       August 12, 1997
--------------------------
Stephen J. Treadway


Robert A. Prindiville*              Trustee
--------------------------
Robert A. Prindiville


John P. Hardaway*                   Treasurer and Principal
--------------------------          Financial and Accounting
John P. Hardaway                    Officer


William D. Cvengros*                Trustee
--------------------------
William D. Cvengros


Gary L. Light*                      Trustee
--------------------------
Gary L. Light


                                    Trustee
--------------------------
Joel Segall


Donald P. Carter*                   Trustee
--------------------------
Donald P. Carter


E. Philip Cannon*                   Trustee
--------------------------
E. Philip Cannon


Gary A. Childress*                  Trustee
--------------------------
Gary A. Childress


Richard L. Nelson*                  Trustee
--------------------------
Richard L. Nelson


Lyman W. Porter*                    Trustee
--------------------------
Lyman W. Porter


Alan Richards*                      Trustee
--------------------------
Alan Richards


W. Bryant Stooks*                   Trustee
--------------------------
W. Bryant Stooks


Gerald M. Thorne*                   Trustee
--------------------------
Gerald M. Thorne


                                    * By: /s/ Stephen J. Treadway
                                         ------------------------
                                         Stephen J. Treadway,
                                         Attorney-In-Fact

                                    Date: August 12, 1997

                                 EXHIBIT LIST
                                 ------------


11.     Consent of Price Waterhouse LLP

19(b). Power of Attorney for Robert A. Prindiville, E. Philip Cannon, Donald P. Carter, Gary A. Childress, William D. Cvengros, Gary L. Light, W. Bryant Stooks, Gerald M. Thorne, Richard L. Nelson, Lyman W. Porter and Alan Richards.

19(c).  Power of Attorney for John P. Hardaway.